Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.5%
	AUSTRIA — 1.8%
206,700	Erste Group Bank A.G.	$7,537,256
	CANADA — 9.5%
331,700	Brookfield Asset Management, Inc. - Class A	18,752,644
337,300	Cameco Corp.	9,823,303
166,000	Magna International, Inc.	10,656,823
		39,232,770
	FRANCE — 15.1%
116,600	Amundi S.A.[1]	7,972,809
78,400	Cie Generale des Etablissements Michelin SCA	10,623,894
313,900	Dassault Systemes S.E.	15,420,719
16,100	LVMH Moet Hennessy Louis Vuitton S.E.	11,491,594
69,200	Safran S.A.	8,146,892
173,700	TotalEnergies S.E.	8,788,701
		62,444,609
	GERMANY — 5.6%
149,700	Nemetschek S.E.	14,375,555
74,500	Symrise A.G.	8,931,569
		23,307,124
	HONG KONG — 2.3%
896,600	AIA Group Ltd.	9,362,192
	IRELAND — 7.4%
60,900	Accenture PLC - Class A	20,537,307
256,300	Experian PLC	9,874,621
		30,411,928
	JAPAN — 18.4%
50,600	FANUC Corp.	8,880,802
320,900	KDDI Corp.	10,521,234
418,600	Kubota Corp.	7,846,348
388,800	Marui Group Co., Ltd.	7,113,939
100,200	Nidec Corp.	7,914,105
185,100	Otsuka Holdings Co., Ltd.	6,394,795
610,900	Pan Pacific International Holdings Corp.	9,774,722
169,700	Sony Group Corp.	17,458,009
		75,903,954

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	KOREA (REPUBLIC OF-SOUTH) — 2.4%
175,600	Samsung Electronics Co., Ltd.	$10,048,356
	NETHERLANDS — 4.6%
106,300	Akzo Nobel N.V.	9,133,086
101,500	Heineken N.V.	9,705,949
		18,839,035
	PERU — 3.1%
73,700	Credicorp Ltd.	12,666,819
	SINGAPORE — 2.8%
442,400	DBS Group Holdings Ltd.	11,591,441
	SWEDEN — 2.0%
313,600	Assa Abloy A.B. - Class B	8,429,437
	SWITZERLAND — 4.8%
146,500	Alcon, Inc.	11,605,968
92,000	Novartis A.G.	8,076,387
		19,682,355
	UNITED KINGDOM — 16.0%
226,400	Ashtead Group PLC	14,255,854
384,300	Close Brothers Group PLC	5,982,297
180,700	Coca-Cola Europacific Partners PLC	8,783,827
568,100	GlaxoSmithKline PLC	12,292,588
89,600	Reckitt Benckiser Group PLC	6,835,567
1,517,300	Rentokil Initial PLC	10,452,467
163,800	Unilever PLC	7,402,763
		66,005,363
	UNITED STATES — 0.7%
170,400	Carnival PLC*	3,086,631
	Total Common Stocks
	(Cost $368,785,186)	398,549,270

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.9%
$11,900,625	UMB Bank Demand Deposit, 0.01%[2]	$11,900,625
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $11,900,625)	11,900,625
	TOTAL INVESTMENTS — 99.4%
	(Cost $380,685,811)	410,449,895
	Other Assets in Excess of Liabilities — 0.6%	2,272,279
	TOTAL NET ASSETS — 100.0%	$412,722,174

PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $7,972,809, which represents 1.9% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.